SCHEDULE OF THREE-LEVEL MATRIX (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 1,373	$ 857
Government institutions [member]
IfrsStatementLineItems [Line Items]
Total	279	296
Institutions customers [member]
IfrsStatementLineItems [Line Items]
Total	1,052
Other customers [member]
IfrsStatementLineItems [Line Items]
Total	$ 42	$ 561